Income Tax Benfit/Expense - Schedule of Profit Before Income Tax Differs from Using Standard Rate of Income Tax (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Profit Before Income Tax Differs from Using Standard Rate of Income Tax [Abstract]
Tax calculated at tax rate	24.00%	24.00%	24.00%